GOODWILL AND OTHER INTANGIBLE ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / bbl	Dec. 31, 2018 CAD ($)
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 3,061	$ 3,061
Amortization	(3)	(4)
Additions		4
Balance at end of period	$ 3,058	$ 3,061
After tax discount rate applied to cash flow projections	7.50%	8.00%
Projected West Texas Intermediate price prices for 2019 | $ / bbl	60
Average growth rate after 2024	2.00%
Fort Hills CGU
Changes in intangible assets other than goodwill [abstract]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 2,800
Taxes Effect Of Impairment Of Asset	$ 910
Minimum
Changes in intangible assets other than goodwill [abstract]
Cash flow forecast period	P20Y
Maximum
Changes in intangible assets other than goodwill [abstract]
Cash flow forecast period	P45Y
Oil Sands | Fort Hills CGU
Changes in intangible assets other than goodwill [abstract]
After tax discount rate applied to cash flow projections	7.50%
Impairment loss recognised in profit or loss, property, plant and equipment	$ 2,800
Taxes Effect Of Impairment Of Asset	910
Oil Sands | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	2,752	$ 2,752
Balance at end of period	2,752	2,752
Refining and Marketing | Goodwill
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	140	140
Balance at end of period	140	140
Refining and Marketing | Brand Name
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	162	162
Balance at end of period	162	162
Refining and Marketing | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	7	7
Amortization	(3)	(4)
Additions		4
Balance at end of period	$ 4	$ 7